Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO 1	Compensation Actually Paid to PEO 2	Average SCT Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 3	TSR	Peer Group TSR 4	Net Income (in millions)	EBIT (Company- Selected Measure) (in millions)

2023	$14,740,302	$16,802,641	$5,336,338	$5,688,099	$93.18	$104.54	$(687)	$965

2022	10,317,348	(11,700,294)	3,264,573	(2,598,280)	66.05	104.59	209	1,188

2021	21,415,578	39,794,054	6,743,039	11,818,873	138.73	142.18	780	988	5

2020	16,003,113	13,870,027	4,333,433	4,338,563	70.99	117.51	(1,250)	(85)

1
During 2020-2023, Mr. Kramer was our Chief Executive Officer. During 2020-2021, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney and Patterson. During 2022, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney, Phillips and Patterson. During 2023, our
non-PEO
NEOs consisted of Ms. Zamarro and Messrs. Wells, McClellan and Delaney.

2
The following table sets forth the adjustments made to the SCT Total for PEO during 2023 to determine compensation actually paid (CAP) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2023

SCT Total for PEO	$14,740,302

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,666,533)

Add “service cost” for pension plans a	551,386

Add “prior service cost” for pension plans b	0

Deduct amounts reported under “Stock Awards” Column of the SCT	(4,915,483)

Deduct amounts reported under “Option Awards” Column of the SCT	0

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	5,167,080

Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	1,791,571

Add the fair value of awards granted and vested during the covered year e	410,784

Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	723,534

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0

Add dividends on unvested awards paid during the covered year	0

Add incremental fair value of awards modified during the covered year	0

Compensation Actually Paid:	16,802,641

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2023, the value includes the fair value of the 2023 RSU awards and 1/3 of the 2022-2024 and 2023-2025 PSU awards, each with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2023, the value includes the change in fair value of the 2021 RSU awards, 2022 RSU awards, 1/3 of the 2022-2024 PSU awards with respect to the 2022 performance period, Value Creation Plan awards, if applicable, and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2023, the value includes 1/3 of the 2021-2023 PSU awards with respect to the 2023 performance period.

f	For 2023, the value includes the 2020 RSU awards and 2/3 of the 2021-2023 PSU awards with respect to the 2021 and 2022 performance periods and various stock option awards.

3
The following table sets forth the adjustments made to the Average SCT Total for Non-PEO NEOs during 2023 to determine the average CAP to the
Non-PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2023

Average SCT Total for non-PEO NEOs	$5,336,338

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(632,092)

Add “service cost” for pension plans a	271,645

Add “prior service cost” for pension plans b	0

Deduct amounts reported under “Stock Awards” Column of the SCT	(1,557,770)

Deduct amounts reported under “Option Awards” Column of the SCT	0

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	1,638,271

Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	413,134

Add the fair value of awards granted and vested during the covered year e	83,983

Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	134,590

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0

Add dividends on unvested awards paid during the covered year	0

Add incremental fair value of awards modified during the covered year	0
Compensation Actually Paid:	5,688,099

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2023, the value includes the fair value of the 2023 RSU awards and 1/3 of the 2022-2024 and 2023-2025 PSU awards, each with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2023, the value includes the change in fair value of the 2021 RSU awards, 2022 RSU awards, 1/3 of the 2022-2024 PSU awards with respect to the 2022 performance period, Value Creation Plan awards, if applicable, and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2023, the value includes 1/3 of the 2021-2023 PSU awards with respect to the 2023 performance period.

f	For 2023, the value includes the 2020 RSU awards and 2/3 of the 2021-2023 PSU awards with respect to the 2021 and 2022 performance periods and various stock option awards.

4	Dow Jones US Auto Parts Index

5
As reported in the 2022 Proxy Statement. This figure excludes results from Cooper Tire. Following the acquisition of Cooper Tire in June 2021, the Compensation Committee did not alter any of the previously established targets for the Company’s annual incentive plan and evaluated performance against the metrics for the Company, excluding results of operations attributable to Cooper Tire.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote	During 2020-2023, Mr. Kramer was our Chief Executive Officer. During 2020-2021, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney and Patterson. During 2022, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney, Phillips and Patterson. During 2023, our
non-PEO
	NEOs consisted of Ms. Zamarro and Messrs. Wells, McClellan and Delaney.
Peer Group Issuers, Footnote	Dow Jones US Auto Parts Index
PEO Total Compensation Amount	$ 14,740,302	$ 10,317,348	$ 21,415,578	$ 16,003,113
PEO Actually Paid Compensation Amount	$ 16,802,641	(11,700,294)	39,794,054	13,870,027
Adjustment To PEO Compensation, Footnote
2
The following table sets forth the adjustments made to the SCT Total for PEO during 2023 to determine compensation actually paid (CAP) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2023

SCT Total for PEO	$14,740,302

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,666,533)

Add “service cost” for pension plans a	551,386

Add “prior service cost” for pension plans b	0

Deduct amounts reported under “Stock Awards” Column of the SCT	(4,915,483)

Deduct amounts reported under “Option Awards” Column of the SCT	0

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	5,167,080

Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	1,791,571

Add the fair value of awards granted and vested during the covered year e	410,784

Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	723,534

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0

Add dividends on unvested awards paid during the covered year	0

Add incremental fair value of awards modified during the covered year	0

Compensation Actually Paid:	16,802,641

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2023, the value includes the fair value of the 2023 RSU awards and 1/3 of the 2022-2024 and 2023-2025 PSU awards, each with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2023, the value includes the change in fair value of the 2021 RSU awards, 2022 RSU awards, 1/3 of the 2022-2024 PSU awards with respect to the 2022 performance period, Value Creation Plan awards, if applicable, and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2023, the value includes 1/3 of the 2021-2023 PSU awards with respect to the 2023 performance period.

f	For 2023, the value includes the 2020 RSU awards and 2/3 of the 2021-2023 PSU awards with respect to the 2021 and 2022 performance periods and various stock option awards.

Non-PEO NEO Average Total Compensation Amount	$ 5,336,338	3,264,573	6,743,039	4,333,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,688,099	(2,598,280)	11,818,873	4,338,563
Adjustment to Non-PEO NEO Compensation Footnote
3
The following table sets forth the adjustments made to the Average SCT Total for Non-PEO NEOs during 2023 to determine the average CAP to the
Non-PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

Covered Year 2023

Average SCT Total for non-PEO NEOs	$5,336,338

Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(632,092)

Add “service cost” for pension plans a	271,645

Add “prior service cost” for pension plans b	0

Deduct amounts reported under “Stock Awards” Column of the SCT	(1,557,770)

Deduct amounts reported under “Option Awards” Column of the SCT	0

Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	1,638,271

Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	413,134

Add the fair value of awards granted and vested during the covered year e	83,983

Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	134,590

Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0

Add dividends on unvested awards paid during the covered year	0

Add incremental fair value of awards modified during the covered year	0
Compensation Actually Paid:	5,688,099

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the covered year.

c
For 2023, the value includes the fair value of the 2023 RSU awards and 1/3 of the 2022-2024 and 2023-2025 PSU awards, each with respect to the 2023 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2023, the value includes the change in fair value of the 2021 RSU awards, 2022 RSU awards, 1/3 of the 2022-2024 PSU awards with respect to the 2022 performance period, Value Creation Plan awards, if applicable, and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2023, the value includes 1/3 of the 2021-2023 PSU awards with respect to the 2023 performance period.

f	For 2023, the value includes the 2020 RSU awards and 2/3 of the 2021-2023 PSU awards with respect to the 2021 and 2022 performance periods and various stock option awards.

Compensation Actually Paid vs. Total Shareholder Return
The Pay versus Performance Table demonstrates the strong link between Compensation Actually Paid (CAP) and Company performance. The following table illustrates the value of our CEO and other NEOs’ CAP and the Company’s TSR.
Compensation Actually Paid and Company TSR

During the covered years, the CAP to the CEO and other NEOs moved in parallel to the Company’s TSR.

Compensation Actually Paid vs. Net Income
The following table illustrates the value of our CEO and other NEOs’ CAP and net income:
Compensation Actually Paid and Net Income

Our CEO and other NEOs’ annual CAP moved in the same direction as our net income during the covered years, except for 2023 primarily due to higher rationalization charges and a non-cash goodwill impairment charge.
During the covered years, our long-term incentive plans included net income, adjusted to exclude certain items.

Compensation Actually Paid vs. Company Selected Measure
The following table illustrates the value of our CEO and other NEOs’ CAP and the Company’s EBIT (Company-Selected Measure):
Compensation Actually Paid and EBIT

Our CEO and other NEOs’ annual CAP moved in parallel to EBIT, except for 2022.
Although the Company achieved higher EBIT in 2022 than in 2021, the results were below the target set by the Compensation Committee under our annual incentive plan, which included Cooper Tire for the first time.

Total Shareholder Return Vs Peer Group
The following table compares the Company’s TSR to the Peer Group TSR:
Company TSR and Peer Group TSR

On a cumulative basis the Company’s TSR is lower than the Dow Jones US Auto Parts Index during the 2020-2023 period.
The Company’s TSR generally experienced the same directional changes as the Dow Jones US Auto Parts Index during 2020-2023, although it was more volatile.

Tabular List, Table
REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES
The six items listed below represent the most important metrics we used to determine executive compensation for 2023 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Compensation” and “Long-Term Compensation.”

Most Important Performance Measures for Determining NEO Pay

1. EBIT

2. Cash (Free Cash Flow)

3. Share

4. Cost

5. Adjusted Net Income

6. Cash Flow Return on Capital
In 2023, our performance targets continued to emphasize Share, Cost, Cash and EBIT, reflecting the importance of our balance sheet and the generation of free cash flow and profitability. As the industry continues to recover from the impact of the
COVID-19
pandemic and related macroeconomic impacts, we determined that EBIT is the most important measure to link compensation to our performance in 2023. In 2023, the Compensation Committee increased the weighting of EBIT from 15% to 20% in the annual incentive plan. The Compensation Committee also set rigorous structural cost improvement goals for the 2023-2025 awards in order to drive EBIT improvements over that 3-year period
.

Total Shareholder Return Amount	$ 93.18	66.05	138.73	70.99
Peer Group Total Shareholder Return Amount	104.54	104.59	142.18	117.51
Net Income (Loss)	$ (687,000,000)	$ 209,000,000	$ 780,000,000	$ (1,250,000,000)
Company Selected Measure Amount	965,000,000	1,188,000,000	988,000,000	(85,000,000)
PEO Name	Mr. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Cash (Free Cash Flow)
Measure:: 3
Pay vs Performance Disclosure
Name	Share
Measure:: 4
Pay vs Performance Disclosure
Name	Cost
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 6
Pay vs Performance Disclosure
Name	Cash Flow Return on Capital
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,666,533)
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,386
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,915,483)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | The Fair Value Of Awards Granted In The Covered Year That Remain Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,167,080
PEO | Change in Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,791,571
PEO | The Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,784
PEO | Change in Fair Value to Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,534
PEO | Fair Value of Awards Granted or Failed to Vest During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,092)
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,645
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,557,770)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | The Fair Value Of Awards Granted In The Covered Year That Remain Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,638,271
Non-PEO NEO | Change in Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,134
Non-PEO NEO | The Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,983
Non-PEO NEO | Change in Fair Value to Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,590
Non-PEO NEO | Fair Value of Awards Granted or Failed to Vest During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0